CASH FLOW ITEMS - Changes in Other Investing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Disposal of investments	$ 9.0	$ 0.5
Advances to related parties	(5.9)	(4.4)
Repayments from related parties	1.0	2.6
Other	0.3	0.8
Other investing activities	$ 4.4	$ (0.5)